Earnings and Dividends Per Share	12 Months Ended
Dec. 31, 2011
Earnings and Dividends Per Share [Abstract]
Earnings and Dividends Per Share

15.    Earnings and Dividends Per Share

The Company’s unvested restricted share units contain rights to receive nonforfeitable dividends, and thus are participating securities requiring the two-class method of computing earnings per share (“EPS”). Under the two-class method, EPS is computed by dividing the sum of distributed earnings to common shareholders and undistributed earnings allocated to common shareholders by the weighted-average number of common shares outstanding for the period. In applying the two-class method, undistributed earnings are allocated to both common shares and participating securities based on the weighted-average shares outstanding during the period. The following table provides a reconciliation of net loss from continuing operations and the number of common shares used in the computations of “basic” EPS, which utilizes the weighted-average number of common shares outstanding without regard to dilutive potential common shares, and “diluted” EPS, which includes all such shares (in thousands, except per share amounts):

	For the Year Ended December 31,
	2011	2010	2009
Basic Earnings:
Continuing Operations:
Loss from continuing operations	$(7,515)	$(161,385)	$(224,537)
Plus: Gain on disposition of real estate	7,079	1,318	9,127
Plus: Income (loss) attributable to non-controlling interests	3,543	12,071	(711)

Income (loss) from continuing operations attributable to DDR	3,107	(147,996)	(216,121)
Write-off of preferred share original issuance costs	(6,402)	—	—
Preferred dividends	(31,587)	(42,269)	(42,269)

Basic — Loss from continuing operations attributable to DDR common shareholders	(34,882)	(190,265)	(258,390)
Less: Earnings attributable to unvested shares and operating partnership units	(488)	(155)	(259)

Basic — Loss from continuing operations	$(35,370)	$(190,420)	$(258,649)
Discontinued Operations:
Loss from discontinued operations	(18,961)	(87,654)	(188,230)
Plus: Income attributable to non-controlling interests	—	26,292	47,758

Basic — Loss from discontinued operations	(18,961)	(61,362)	(140,472)

Basic — Net loss attributable to DDR common shareholders after allocation to participating securities	$(54,331)	$(251,782)	$(399,121)

Diluted Earnings:
Continuing Operations:
Basic — Loss from continuing operations attributable to DDR common shareholders	$(34,882)	$(190,265)	$(258,390)
Less: Fair value of Otto Family warrants	(21,926)	—	—
Less: Earnings attributable to unvested shares and operating partnership units	(488)	(155)	(259)

Diluted — Loss from continuing operations	$(57,296)	$(190,420)	$(258,649)

Discontinued Operations:
Basic — Loss from discontinued operations	(18,961)	(61,362)	(140,472)

Diluted — Net loss attributable to DDR common shareholders after allocation to participating securities	$(76,257)	$(251,782)	$(399,121)

Number of Shares:
Basic — Average shares outstanding	270,278	244,712	158,816

Effective of dilutive securities — Warrants	1,194	—	—

Diluted — Average shares outstanding	271,472	244,712	158,816

Basic Earnings Per Share:
Loss from continuing operations attributable to DDR common shareholders	$(0.13)	$(0.78)	$(1.63)
Loss from discontinued operations attributable to DDR common shareholders	(0.07)	(0.25)	(0.88)

Net loss attributable to DDR common shareholders	$(0.20)	$(1.03)	$(2.51)

Dilutive Earnings Per Share:
Loss from continuing operations attributable to DDR common shareholders	$(0.21)	$(0.78)	$(1.63)
Loss from discontinued operations attributable to DDR common shareholders	(0.07)	(0.25)	(0.88)

Net loss attributable to DDR common shareholders	$(0.28)	$(1.03)	$(2.51)

Basic average shares outstanding do not include restricted shares totaling 1,912,736; 1,860,064 and 1,143,000 that were not vested at December 31, 2011, 2010, and 2009, respectively.

Dilutive Securities:

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Warrants to purchase 10.0 million common shares issued in 2009 were dilutive for 2011 and are included in the calculation of diluted EPS. In 2010 and 2009, these warrants were not included in the computation of diluted EPS, as the warrants were anti-dilutive. The warrants were exercised in March 2011. The 15.0 million common shares issued in May 2009 and the 15.0 million common shares issued in September 2009 related to the Otto Transaction were included in basic and diluted EPS from the date of issuance (Note 10).

Anti-Dilutive Securities:

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Options to purchase 2.7 million, 3.2 million and 3.4 million common shares were outstanding at December 31, 2011, 2010 and 2009, respectively (Note 14). These outstanding options were not considered in the computation of diluted EPS for all of the periods presented, as the options were anti-dilutive due to the Company’s loss from continuing operations.

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Shares subject to issuance under the Company’s VSEP (Note 14) were not included in the computation of diluted EPS for all periods presented because the shares were considered anti-dilutive due to the Company’s loss from continuing operations.

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The exchange into common shares associated with OP Units was not included in the computation of diluted shares outstanding for 2011, 2010 or 2009 because the effect of assuming conversion was anti-dilutive (Note 10).

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The Company’s two series of Senior Convertible Notes due 2012 and 2040, which are convertible into common shares of the Company with conversion prices of approximately $74.56 and $16.19, respectively, at December 31, 2011, were not included in the computation of diluted EPS for 2011, 2010 and 2009 because the Company’s common share price did not exceed the conversion prices of the conversion features (Note 7) in these periods and would therefore be anti-dilutive. The Senior Convertible Notes due 2040 were not outstanding at December 31, 2009. The Company’s Senior Convertible Notes due 2011, which were convertible into common shares of the Company at a conversion price of approximately $64.23 at December 31, 2010 and 2009, were not included in the computation of diluted EPS for 2011, 2010 and 2009 because the Company’s common share price did not exceed the conversion prices of the conversion features in these periods and would therefore be anti-dilutive. The Senior Convertible Notes due 2011 were repaid at maturity in August 2011. In addition, the purchased options related to two of the Senior Convertible Notes due 2011 and 2012 were not included in the computation of diluted EPS for all periods presented, as the purchase options were anti-dilutive.

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The forward equity agreement entered into in March 2011 for 9.5 million common shares was not included in the computation of diluted EPS using the treasury stock method for the year ended December 31, 2011, due to the Company’s loss from continuing operations. These shares were issued in April 2011. This agreement was not in effect in 2010 and 2009.